ACQUISITION OF BUSINESSES - DexKo Global Inc. (“DexKo”) (Details) - DexKo Global Inc. - Industrials - USD ($) $ in Millions		12 Months Ended
	Oct. 04, 2021	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	35.00%
Equity from the partnership	$ 396
Voting interest	100.00%
Goodwill	$ 1,400
Intangible assets	2,200
Acquisition-related costs	$ 9
Revenue of acquiree since acquisition date		$ 587
Profit (loss) of acquiree since acquisition date		22
Revenue of combined entity as if combination occurred at beginning of period		2,500
Profit (loss) of combined entity as if combination occurred at beginning of period		$ 49
Brookfield Business Partners L.P. and Institutional Investors
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Consideration transferred, acquisition-date fair value	$ 3,800
Equity from the partnership	1,100
Debt raised incurred	2,600
Contingent consideration	30
Non-controlling interest in acquiree recognised at acquisition date	$ 761